Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination
Summary of purchase price allocation for the 2022 Acquisition

2022 Acquisitions
RMB
Purchase consideration	5,000
Less:
Cash	272
Accounts receivable	5,836
Customer relationships	1,400
Accrued expenses and other current liabilities	(2,804)
Non-controlling interests	(3,314)
Goodwill	3,610